Financial Instruments - Analysis of Financial Instruments Valued Using Internal Models Based on Information Other Than Market Data (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
FVTPL	£ 6,137	£ 2,096
FVOCI	13,302
Total net assets	1,124	288
Total (expense)/income	25	(34)	£ 7
Level 3 [member]
Disclosure of financial assets [line items]
Other Level 3 liabilities	(71)	(26)
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	37	(48)
Other Level 3 [member]
Disclosure of financial assets [line items]
Financial assets and liabilities	1,105	281
Financial asset liabilities	24	(27)	11
Other Level 3 [member] | Level 3 [member]
Disclosure of financial assets [line items]
Other Level 3 assets	90	33
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)		(26)	6
Derivative liabilities and other Level 3 liabilities, fair value movements recognised in profit/(loss)	1	19	(10)
Reversionary property securities [member] | Equity and Credit Contracts [member]
Disclosure of financial assets [line items]
Derivative assets	54	31
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	30	(6)	12
Reversionary property securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
FVTPL	142	176
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	(28)	(18)
Loans and Advances to Customers [member] | Roll-up Mortgage Portfolio [member]
Disclosure of financial assets [line items]
FVTPL	53	64
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	8	2	4
Loans and Advances to Customers [member] | Other Loans [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
FVOCI	73
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	(5)
Unlisted Equity Shares [member] | Equity Securities [member]
Disclosure of financial assets [line items]
FVTPL	79	53
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	19
Credit Linked Note [member] | Debt Securities [member]
Disclosure of financial assets [line items]
FVTPL	752
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	13
Property Related Options and Forwards [Member] | Equity Securities [member]
Disclosure of financial assets [line items]
Derivative liabilities	(35)	(43)
Derivative liabilities and other Level 3 liabilities, fair value movements recognised in profit/(loss)		£ (5)	£ (5)
Credit Protection Guarantees [member] | Financial Guarantees [member]
Disclosure of financial assets [line items]
FVTPL	(13)
Derivative liabilities and other Level 3 liabilities, fair value movements recognised in profit/(loss)	£ (13)